UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22535

Ares Dynamic Credit Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Michael D. Weiner Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Value (a)
Senior Loans 34.1% (b)(g)(k)
Aerospace and Defense 2.6%
Air Methods Corp., Initial 1st Lien Term Loan, L+ 3.50%, 04/22/2024 (d)	$1,875,000	$1,718,906
Hensoldt Holding Germany GmbH, 1st Lien Term Loan B-3, (Germany), 3M EURIBOR + 3.25%, 3.25%, 02/28/2024	€3,000,000	3,475,910
Sequa Mezzanine Holdings, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 5.00%, 7.07%, 11/28/2021 (c)	$1,873,350	1,873,350
Sequa Mezzanine Holdings, LLC, Initial 2nd Lien Term Loan, 1M LIBOR + 9.00%, 11.07%, 04/28/2022 (c)	1,291,251	1,291,251
StandardAero Aviation Holdings, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.75%, 5.83%, 07/07/2022	2,332,054	2,312,372
		10,671,789
Automotive 1.5%
CH Hold Corp., Initial 2nd Lien Term Loan, 1M LIBOR + 7.25%, 9.33%, 02/03/2025 (c)	3,435,401	3,469,755
Navistar, Inc., Tranche 1st Lien Term Loan B, 1M LIBOR + 3.50%, 5.60% 11/06/2024	2,632,733	2,632,733
		6,102,488
Banking, Finance, Insurance & Real Estate 3.0%
Asurion, LLC, 2nd Lien Term Loan B-2, 1M LIBOR + 6.50%, 8.58%, 08/04/2025	2,549,695	2,585,289
Asurion, LLC, Replacement 1st Lien Term Loan B-6, 1M LIBOR + 3.00%, 5.08%, 11/03/2023	961,078	959,339
Blackhawk Network Holdings, Inc., 1st Lien Term Loan B, 1M LIBOR + 3.00%, 5.07%, 06/15/2025	1,075,472	1,077,268
Blackhawk Network Holdings, Inc., 2nd Lien Term Loan, 2M LIBOR + 7.00%, 9.19%, 06/15/2026	750,000	755,003
Financiere CEP, Facility 1st Lien Term Loan B, (France), EURIBOR + 4.25%, 4.25%, 01/31/2025	€3,000,000	3,431,764
Gulf Finance, LLC, 1st Lien Term Loan B, 3M LIBOR + 5.25%, 08/25/2023 (d)	$1,250,000	1,075,000
Tortoise Investments, LLC, 1st Lien Term Loan, 1M LIBOR + 4.00%, 6.08%, 01/31/2025 (c)	2,269,313	2,286,332
		12,169,995
Chemicals, Plastics & Rubber 0.6%
HII Holding Corp., 1st Lien Term Loan, 1M LIBOR + 3.25%, 5.33%, 12/20/2019	981,348	979,709
HII Holding Corp., 2nd Lien Term Loan, 1M LIBOR + 8.50%, 10.58%, 12/21/2020 (c)	1,500,000	1,507,500
		2,487,209
Construction & Building 0.8%
Forterra Finance, LLC, Replacement 1st Lien Term Loan, 1M LIBOR + 3.00%, 5.08%, 10/25/2023	3,568,137	3,325,932

Consumer Goods: Durable 0.6%
Froneri International PLC, 1st Lien Term Loan B, (Great Britain), EURIBOR + 2.63%, 2.63%, 01/31/2025	€2,000,000	2,324,292

Containers, Packaging & Glass 1.4%
Albea Beauty Holdings S.A., 1st Lien Term Loan, (Luxembourg), 6M LIBOR + 3.00%, 5.45%, 04/22/2024	$2,429,681	2,419,549
BWAY Holding Co., Initial 1st Lien Term Loan, 3M LIBOR + 3.25%, 04/03/2024 (d)	3,366,323	3,355,820
		5,775,369
Education 0.9%
St. George’s University, LLC, 1st Lien Delayed Draw Term Loan, L+ 3.50%, 07/17/2025 (c)(d)(f)	1,077,053	5,385
St. George’s University, LLC, 1st Lien Term Loan B, 1M LIBOR + 3.50%, 5.58%, 07/17/2025 (c)	3,461,955	3,479,264
		3,484,649
Energy: Oil & Gas 3.4%
California Resources Corp., 1st Lien Term Loan, 1M LIBOR + 10.38%, 12.44%, 12/31/2021	1,925,000	2,122,313
California Resources Corp., Initial 1st Lien Term Loan, 1M LIBOR + 4.75%, 6.83%, 12/31/2022	1,051,984	1,068,636
Chesapeake Energy Corp., Class A 1st Lien Term Loan, 1M LIBOR + 7.50%, 9.58%, 08/23/2021	4,750,000	4,961,375
FTS International, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 4.75%, 6.83%, 04/16/2021	2,098,700	2,101,323
GIP III Stetson I, L.P., Initial 1st Lien Term Loan, L+ 4.50%, 07/18/2025 (d)	1,600,000	1,606,000
Summit Midstream Partners Holdings, LLC, Facility 1st Lien Term Loan, 1M LIBOR + 6.00%, 8.08%, 05/13/2022	2,098,998	2,123,934
		13,983,581
Healthcare & Pharmaceuticals 7.4%
Albany Molecular Research, Inc., 2nd Lien Term Loan, 1M LIBOR + 7.00%, 9.08%, 08/30/2025	1,000,000	999,170
Albany Molecular Research, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.25%, 5.33%, 08/30/2024	1,460,988	1,459,162
Auris Luxembourg III S.A.R.L., 1st Lien Term Loan B, (Luxembourg), L+ 3.75%, 07/24/2025 (d)	1,200,980	1,208,486

	Principal Amount	Value (a)
Senior Loans (b)(g)(k) (continued)
Healthcare & Pharmaceuticals (continued)
Concentra, Inc., Initial 2nd Lien Term Loan, 1M LIBOR + 6.50%, 8.60%, 06/01/2023	$3,000,000	$3,035,010
Envigo Laboratories, Inc., 1st Lien Term Loan, 3M LIBOR + 8.50%, 10.84%, 11/03/2021 (c)(e)	1,136,694	1,136,694
Ethypharm S.A., 1st Lien Term Loan B, (France), EURIBOR + 3.50%, 3.50%, 07/21/2023	€1,112,582	1,295,560
Gentiva Health Services, Inc., 2nd Lien Term Loan, L + 7.00%, 07/02/2026 (c)(d)	$1,963,993	1,998,363
Gentiva Health Services, Inc., Initial 1st Lien Term Loan, L+ 3.50%, 07/02/2025 (c)(d)	2,927,248	2,949,202
Hanger, Inc., 1st Lien Term Loan, 1M LIBOR + 3.50%, 5.58%, 03/06/2025 (c)	3,865,313	3,850,818
Immucor, Inc., 1st Lien Term Loan B-3, 2M LIBOR + 5.00%, 7.17%, 06/15/2021	2,899,083	2,929,291
Press Ganey Holdings, Inc., 1st Lien Term Loan, 1M LIBOR + 2.75%, 4.83%, 10/23/2023	1,497,211	1,496,747
Press Ganey Holdings, Inc., Initial 2nd Lien Term Loan, 1M LIBOR + 6.50%, 8.58%, 10/21/2024 (c)	316,898	320,067
Radiology Partners, Inc., 1st Lien Term Loan B, 3M LIBOR + 4.25%, 6.59%, 07/09/2025 (c)	3,000,000	2,970,000
Radiology Partners, Inc., 2nd Lien Delayed Draw Term Loan, L+ 7.75%, 07/09/2026 (c)(d)(f)	557,709	(5,577)
Radiology Partners, Inc., 2nd Lien Term Loan B, 3M LIBOR + 7.25%, 9.59%, 07/08/2026 (c)	1,866,179	1,847,518
Radnet Management, Inc., 1st Lien Term Loan B-1, 3M LIBOR + 3.50%, 5.85%, 06/30/2023	2,749,351	2,762,245
		30,253,256
High Tech Industries 1.8%
Applied Systems, Inc., 2nd Lien Term Loan, 3M LIBOR + 7.00%, 9.33%, 09/19/2025	516,129	531,293
Applied Systems, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 3.00%, 5.33%, 09/19/2024	1,629,545	1,634,303
Kemet Corp., Initial 1st Lien Term Loan, 1M LIBOR + 6.00%, 8.08%, 04/26/2024 (c)	1,943,144	1,962,576
Rocket Software, Inc., 1st Lien Term Loan, 3M LIBOR + 3.75%, 6.08%, 10/14/2023	1,392,311	1,398,117
Rocket Software, Inc., 2nd Lien Term Loan, 3M LIBOR + 9.50%, 11.83%, 10/14/2024 (c)	1,603,014	1,603,014
		7,129,303
Media: Advertising, Printing & Publishing 0.4%
A-L Parent, LLC, Incremental Term Loan, L+ 3.25%, 12/01/2023 (c)(d)	1,346,240	1,351,289
A-L Parent, LLC, Initial 1st Lien Term Loan, 1M LIBOR + 3.25%, 5.33%, 12/01/2023	184,075	184,765
Lee Enterprises, Inc., 1st Lien Term Loan, 1M LIBOR + 6.25%, 8.33%, 03/31/2019 (c)	45,032	44,976
		1,581,030
Media: Broadcasting & Subscription 0.5%
Intelsat Jackson Holdings S.A., 1st Lien Term Loan B-3, (Luxembourg), 1M LIBOR + 3.75%, 5.83%, 11/27/2023	1,300,000	1,303,458
Intelsat Jackson Holdings S.A., 1st Lien Term Loan B-4, (Luxembourg), 1M LIBOR + 4.50%, 6.58%, 01/02/2024	703,125	736,088
		2,039,546
Media: Diversified & Production 1.0%
Equinox Holdings, Inc., 1st Lien Term Loan B-1, 1M LIBOR + 3.00%, 5.08%, 03/08/2024	1,975,075	1,982,482
Equinox Holdings, Inc., Initial 2nd Lien Term Loan, 1M LIBOR + 7.00%, 9.08%, 09/06/2024	2,050,000	2,094,854
		4,077,336
Metals & Mining 0.5%
Murray Energy Corp., 1st Lien Term Loan B-2, 1M LIBOR + 7.25%, 9.33%, 10/17/2022	1,986,626	1,857,495

Printing and Publishing 0.6%
Dex Media, Inc., 1st Lien Term Loan, 1M LIBOR + 10.00%, 12.08%, 07/29/2021	2,258,795	2,300,198

Retail 3.1%
Academy, Ltd., Initial 1st Lien Term Loan, 1M LIBOR + 4.00%, 6.09%, 07/01/2022	1,483,605	1,223,974
GOBP Holdings, Inc., 1st Lien Term Loan, 1M LIBOR + 3.50%, 5.58%, 10/21/2021	2,184,382	2,180,297
GOBP Holdings, Inc., Initial 2nd Lien Term Loan, 1M LIBOR + 8.25%, 10.33%, 10/21/2022	2,500,000	2,500,000
J.C. Penney Corp., Inc., 1st Lien Term Loan, 3M LIBOR + 4.25%, 6.57%, 06/23/2023	1,951,613	1,882,897
Peer Holding III B.V., 1st Lien Term Loan, (Netherlands), 3M EURIBOR + 3.50%, 3.50%, 03/08/2025	€3,050,000	3,482,181
Petco Animal Supplies, Inc., 1st Lien Term Loan, 3M LIBOR + 3.25%, 5.61%, 01/26/2023	$1,760,045	1,261,371
		12,530,720
Service & Equipment 0.6%
CD&R Firefly Bidco, Ltd., 1st Lien Term Loan B1, L+ 4.50%, 06/23/2025 (d)	£2,000,000	2,586,937

	Principal Amount	Value (a)
Senior Loans (b)(g)(k) (continued)
Services: Business 0.2%
CASMAR Holdings Pty., Ltd., Initial 1st Lien Term Loan, (Australia), 3M LIBOR + 4.50%, 5.50%, 12/08/2023 (c)	$873,544	$832,051

Services: Consumer 0.3%
General Nutrition Centers, Inc., 1st Lien Term Loan, 1M LIBOR + 7.00%, 9.08%, 12/31/2022	1,277,425	1,313,359

Technology 1.3%
Allflex Holdings III, Inc., (U.S.), Initial 2nd Lien Term Loan, 3M LIBOR + 7.00%, 9.35%, 07/19/2021	2,273,585	2,277,382
GlobalLogic Holdings, Inc., 1st Lien Delayed Draw Term Loan, L+ 3.25%, 06/25/2025 (c)(d)	138,340	138,686
GlobalLogic Holdings, Inc., Initial 1st Lien Term Loan, L+ 3.75%, 08/27/2025 (c)(d)	968,379	970,800
Uber Technologies, Inc., 1st Lien Term Loan, 1M LIBOR + 4.00%, 6.10%, 04/04/2025	1,956,522	1,966,911
		5,353,779
Telecommunications 1.2%
Coral-U.S. Co-Borrower, LLC, 1st Lien Term Loan B-4, 1M LIBOR + 3.25%, 5.33%, 01/30/2026	1,500,000	1,499,625
Pi U.S. Mergerco, Inc., Facility 1st Lien Term Loan B-1, 1M LIBOR + 3.50%, 5.58%, 01/03/2025	3,604,538	3,575,269
		5,074,894
Utilities: Oil & Gas 0.4%
TVC Albany, Inc., 1st Lien Term Loan, L+ 3.50%, 06/19/2025 (d)	1,500,000	1,497,495
Total Senior Loans (Cost: $138,541,998)		138,752,203

Corporate Bonds 68.6%
Aerospace and Defense 4.2%
Air Methods Corp., 144A, 8.00%, 05/15/2025 (k)	2,491,000	2,042,620
Bombardier, Inc., 144A, (Canada), 7.50%, 12/01/2024 (k)	2,000,000	2,127,500
Bombardier, Inc., 144A, (Canada), 7.75%, 03/15/2020 (k)	1,500,000	1,582,500
Bombardier, Inc., 144A, (Canada), 8.75%, 12/01/2021 (k)	2,250,000	2,483,437
Engility Corp., 8.88%, 09/01/2024	3,000,000	3,217,500
Leidos, Inc., 7.13%, 07/01/2032	2,500,000	2,672,425
StandardAero Aviation Holdings, Inc., 144A, 10.00%, 07/15/2023 (k)	2,750,000	2,956,250
		17,082,232
Automotive 1.3%
Goodyear Tire and Rubber Co., 8.75%, 08/15/2020	1,741,000	1,904,219
Penske Automotive Group, Inc., 5.50%, 05/15/2026	2,250,000	2,188,125
Penske Automotive Group, Inc., 5.75%, 10/01/2022	1,250,000	1,276,275
		5,368,619
Banking, Finance, Insurance & Real Estate 4.1%
Ally Financial, Inc., 7.50%, 09/15/2020	2,500,000	2,684,375
Ally Financial, Inc., 8.00%, 03/15/2020	1,250,000	1,331,250
KB Home, 8.00%, 03/15/2020	3,500,000	3,718,750
Summit Materials, LLC, 8.50%, 04/15/2022	6,200,000	6,665,000
WeWork Companies, Inc., 144A, 7.88%, 05/01/2025 (k)	2,500,000	2,431,250
		16,830,625
Beverage, Food and Tobacco 0.5%
Arby’s Restaurant Group, Inc., 144A, 6.75%, 02/15/2026 (k)	2,000,000	1,900,000

Cable & Satellite TV 0.8%
Altice France SA, 144A, 8.13%, 02/01/2027 (k)	769,000	785,418
CCO Holdings, LLC, 144A, 5.75%, 02/15/2026 (k)	2,500,000	2,484,375
		3,269,793

	Principal Amount	Value (a)
Corporate Bonds (continued)
Capital Equipment 1.2%
Welbilt, Inc., 9.50%, 02/15/2024	$4,398,000	$4,804,815

Chemicals, Plastics & Rubber 3.4%
Aruba Investments, Inc., 144A, 8.75%, 02/15/2023 (k)	2,500,000	2,562,500
Blue Cube Spinco, Inc., 9.75%, 10/15/2023	5,500,000	6,228,750
CF Industries, Inc., 7.13%, 05/01/2020	2,250,000	2,381,512
Kraton Polymers, LLC, 144A, 7.00%, 04/15/2025 (k)	909,000	936,270
Tronox, Inc., 144A, 6.50%, 04/15/2026 (k)	1,539,000	1,527,458
		13,636,490
Consumer Goods: Durable 2.0%
Manitowoc Co., Inc., 144A, 12.75%, 08/15/2021 (k)	5,420,000	5,989,100
Spectrum Brands, Inc., 6.63%, 11/15/2022	1,950,000	2,008,500
		7,997,600
Containers, Packaging & Glass 2.4%
Ardagh Packaging Finance PLC, 144A, (Ireland), 7.25%, 05/15/2024 (k)	3,000,000	3,127,500
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	4,350,000	4,698,000
Guala Closures SpA, 144A, (Italy), 3M EURIBOR + 4.75%, 4.75%, 11/15/2021 (g)(k)	€1,500,000	1,772,907
		9,598,407
Electronics 0.2%
Open Text Corp., 144A, 5.63%, 01/15/2023 (k)	$924,000	945,945

Energy: Oil & Gas 8.0%
Calfrac Holdings, L.P., 144A, 8.50%, 06/15/2026 (k)	2,500,000	2,415,625
Denbury Resources, Inc., 144A, 9.00%, 05/15/2021 (k)	3,750,000	3,989,063
Energy Transfer Equity, L.P., 7.50%, 10/15/2020	5,725,000	6,111,437
Extraction Oil and Gas, Inc., 144A, 7.38%, 05/15/2024 (k)	1,143,000	1,200,150
FTS International, Inc., 6.25%, 05/01/2022	1,500,000	1,495,815
Great Western Petroleum, LLC, 144A, 9.00%, 09/30/2021 (k)	3,000,000	3,075,000
Newfield Exploration Co., 5.63%, 07/01/2024	2,000,000	2,100,000
Newfield Exploration Co., 5.75%, 01/30/2022	1,500,000	1,563,750
Rowan Cos., Inc., 7.38%, 06/15/2025	2,000,000	1,927,500
Targa Resources Partners L.P., 6.75%, 03/15/2024	1,500,000	1,582,500
Weatherford International, Ltd., (Bermuda), 9.88%, 02/15/2024	2,000,000	2,030,000
Williams Cos., Inc., 7.88%, 09/01/2021	1,250,000	1,387,500
Williams Cos., Inc., 8.75%, 03/15/2032	2,850,000	3,740,625
		32,618,965
Healthcare & Pharmaceuticals 8.3%
Acadia Healthcare Co., Inc., 5.63%, 02/15/2023	875,000	881,562
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	167,000	169,923
Bausch Health Companies, Inc., 144A, (Canada), 5.63%, 12/01/2021 (k)	1,000,000	990,000
Bausch Health Companies, Inc., 144A, (Canada), 7.50%, 07/15/2021 (k)	2,250,000	2,295,000
Centene Corp., 4.75%, 01/15/2025	1,497,000	1,495,129
DJO Finance Corp., 144A, 8.13%, 06/15/2021 (k)	2,000,000	2,055,000
DJO Finance Corp., 10.75%, 04/15/2020	750,000	742,500
Envision Healthcare Corp., 144A, 6.25%, 12/01/2024 (k)	2,500,000	2,662,500
HCA, Inc., 5.25%, 04/15/2025	1,000,000	1,021,875
HCA, Inc., 6.50%, 02/15/2020	1,250,000	1,301,000
HCA, Inc., 7.50%, 02/15/2022	625,000	686,719
HCA, Inc., 7.69%, 06/15/2025	3,000,000	3,300,000
Immucor, Inc., 144A, 11.13%, 02/15/2022 (k)	3,000,000	3,015,000
MPH Acquisition Holdings, LLC, 144A, 7.13%, 06/01/2024 (k)	1,250,000	1,293,750

	Principal Amount	Value (a)
Corporate Bonds (continued)
Healthcare & Pharmaceuticals (continued)
Sotera Health Holdings, LLC, 144A, 6.50%, 05/15/2023 (j)(k)	$1,642,000	$1,666,630
Surgery Center Holdings, Inc., 144A, 8.88%, 04/15/2021 (k)	1,500,000	1,541,250
Tenet Healthcare Corp., 8.13%, 04/01/2022	2,125,000	2,263,125
Tenet Healthcare Corp., 144A, 7.00%, 08/01/2025 (k)	375,000	376,406
Vizient, Inc., 144A, 10.38%, 03/01/2024 (k)	5,500,000	6,036,250
		33,793,619
High Tech Industries 3.2%
Dell International, LLC, 144A, 6.02%, 06/15/2026 (k)	4,000,000	4,228,519
Diebold Nixdorf, Inc., 8.50%, 04/15/2024	2,600,000	2,392,000
Genesys Telecommunications Laboratories Inc., 144A, 10.00%, 11/30/2024 (k)	4,750,000	5,272,500
TIBCO Software, Inc., 144A, 11.38%, 12/01/2021 (k)	1,000,000	1,080,000
		12,973,019
Hotel, Gaming & Leisure 3.7%
GEO Group, Inc., 5.88%, 01/15/2022	2,000,000	2,020,000
GEO Group, Inc., 6.00%, 04/15/2026	1,432,000	1,396,200
Golden Nugget, Inc., 144A, 8.75%, 10/01/2025 (k)	2,500,000	2,593,750
MGM Resorts International, 8.63%, 02/01/2019	5,250,000	5,367,075
Scientific Games International, Inc., 6.63%, 05/15/2021	3,750,000	3,792,187
		15,169,212
Media: Advertising, Printing & Publishing 3.3%
EMI Music Publishing Group North America Holdings, Inc., 144A, 7.63%, 06/15/2024 (k)	5,392,000	5,803,140
Lee Enterprises, Inc., 144A, 9.50%, 03/15/2022 (k)	5,175,000	5,382,000
Yell Bondco PLC, 144A, (Great Britain), 8.50%, 05/02/2023 (k)	£1,750,000	2,250,937
		13,436,077
Media: Broadcasting & Subscription 6.0%
Belo Corp., 7.25%, 09/15/2027	$5,750,000	5,879,375
Cequel Communications Holdings I, LLC, 144A, 7.50%, 04/01/2028 (k)	2,450,000	2,525,460
CSC Holdings, LLC, 8.63%, 02/15/2019	2,000,000	2,052,500
CSC Holdings, LLC, 144A, 10.13%, 01/15/2023 (k)	1,000,000	1,100,000
CSC Holdings, LLC, 144A, 10.88%, 10/15/2025 (k)	1,760,000	2,041,600
DISH DBS Corp., 7.88%, 09/01/2019	2,500,000	2,590,625
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	3,001,000	3,218,572
Intelsat Jackson Holdings S.A., 144A, (Luxembourg), 8.00%, 02/15/2024 (k)	2,000,000	2,110,000
Tribune Media Co., 5.88%, 07/15/2022	3,000,000	3,015,000
		24,533,132
Media: Diversified & Production 1.1%
Life Time Fitness, Inc., 144A, 8.50%, 06/15/2023 (k)	2,745,000	2,861,663
Six Flags Entertainment Corp., 144A, 5.50%, 04/15/2027 (k)	1,500,000	1,468,125
		4,329,788
Metals & Mining 3.6%
First Quantum Minerals, Ltd., 144A, (Canada), 7.25%, 04/01/2023 (k)	1,528,000	1,533,730
First Quantum Minerals, Ltd., 144A, (Canada), 7.50%, 04/01/2025 (k)	1,000,000	1,006,250
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	500,000	458,750
Freeport-McMoRan, Inc., 6.88%, 02/15/2023	2,500,000	2,675,000
Hudbay Minerals, Inc., 144A, (Canada), 7.63%, 01/15/2025 (k)	2,000,000	2,065,000
Murray Energy Corp., 144A, 12.00%, 04/15/2024 (k)	925,000	712,250
Peabody Energy Corp., 144A, 6.00%, 03/31/2022 (k)	960,000	988,800
Teck Resources, Ltd., 144A, (Canada), 8.50%, 06/01/2024 (k)	2,955,000	3,254,194

	Principal Amount	Value (a)
Corporate Bonds (continued)
Metals & Mining (continued)
Zekelman Industries, Inc., 144A, 9.88%, 06/15/2023 (k)	$1,850,000	$2,021,125
		14,715,099
Pipeline 0.3%
Blue Racer Midstream, LLC / Blue Racer Finance Corp., 144A, 6.63%, 07/15/2026 (k)	1,275,000	1,284,563

Services: Business 2.0%
First Data Corp., 144A, 7.00%, 12/01/2023 (k)	4,000,000	4,185,000
Solera, LLC, 144A, 10.50%, 03/01/2024 (k)	3,479,000	3,846,930
		8,031,930
Services: Consumer 1.1%
Dole Food Co., Inc., 144A, 7.25%, 06/15/2025 (k)	2,000,000	1,965,000
Lamb Weston Holdings, Inc., 144A, 4.88%, 11/01/2026 (k)	1,750,000	1,721,563
Simmons Foods, Inc., 144A, 7.75%, 01/15/2024 (k)	660,000	679,800
		4,366,363
Telecommunications 4.8%
Altice Financing S.A., 144A, 7.50%, 05/15/2026 (k)	1,500,000	1,460,400
Altice Finco S.A., 144A, (Luxembourg), 8.13%, 01/15/2024 (k)	1,500,000	1,526,250
Digicel Group, Ltd., 144A, (Bermuda), 8.25%, 09/30/2020 (k)	3,000,000	2,182,500
GTT Communications, Inc., 144A, 7.88%, 12/31/2024 (k)	2,001,000	1,980,990
SFR Group S.A., 144A, (France), 7.38%, 05/01/2026 (k)	2,500,000	2,471,875
Sprint Capital Corp., 6.90%, 05/01/2019	1,000,000	1,020,500
Sprint Corp., 7.63%, 03/01/2026	1,425,000	1,478,437
Sprint Spectrum Co, LLC, 144A, 4.74%, 03/20/2025 (k)	1,000,000	992,500
Sprint Spectrum Co, LLC, 144A, 5.15%, 03/20/2028 (k)	1,000,000	992,500
T-Mobile USA, Inc., 6.38%, 03/01/2025	3,500,000	3,648,750
T-Mobile USA, Inc., 6.50%, 01/15/2026	1,500,000	1,573,125
		19,327,827
Transportation: Cargo 1.0%
XPO Logistics, Inc., 144A, 6.50%, 06/15/2022 (k)	4,125,000	4,238,438

Transportation: Consumer 0.5%
Air Medical Group Holdings, Inc., 144A, 6.38%, 05/15/2023 (k)	2,000,000	1,829,268

Utilities: Electric 1.6%
Dynegy, Inc., 7.63%, 11/01/2024	1,250,000	1,339,437
Dynegy, Inc., 144A, 8.00%, 01/15/2025 (k)	1,500,000	1,629,375
NRG Energy, Inc., 6.25%, 07/15/2022	1,000,000	1,031,250
NRG Energy, Inc., 7.25%, 05/15/2026	2,500,000	2,662,500
		6,662,562
Total Corporate Bonds (Cost: $278,971,938)		278,744,388

Collateralized Loan Obligations 38.0% (c)(h)(k)
Collateralized Loan Obligations - Debt 27.0% (g)
AMMC CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 5.80%, 8.14%, 04/30/2031	2,000,000	1,966,568
AMMC CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 7.95%, 10.29%, 04/30/2031	500,000	487,668
AMMC CLO XIII, Ltd., (Cayman Islands), 3M LIBOR + 6.95%, 9.29%, 07/24/2029	2,000,000	2,032,170
AMMC CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 7.35%, 9.69%, 07/25/2029	1,250,000	1,283,988
AMMC CLO XIX, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 9.34%, 10/15/2028	2,000,000	2,022,666
AMMC CLO XXII, Ltd., (Cayman Islands), 3M LIBOR + 5.50%, 7.84%, 04/25/2031	3,000,000	2,929,545
Apidos CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 7.65%, 9.99%, 01/17/2028	1,500,000	1,510,812
Apidos CLO XX, Ltd., (Cayman Islands), 3M LIBOR + 5.70%, 8.04%, 07/16/2031	2,000,000	1,979,294
Apidos CLO XX, Ltd., (Cayman Islands), 3M LIBOR + 8.70%, 11.04%, 07/16/2031	850,000	834,726

	Principal Amount	Value (a)
Collateralized Loan Obligations (c)(h)(k) (continued)
Collateralized Loan Obligations - Debt (g) (continued)
Babson CLO, Ltd. 2016-1, (Cayman Islands), 3M LIBOR + 6.55%, 8.90%, 04/23/2027	$2,000,000	$1,999,990
Bain Capital Credit CLO 2016-2, (Cayman Islands), 3M LIBOR + 7.04%, 9.38%, 01/15/2029	2,000,000	2,018,436
Benefit Street Partners CLO IV, Ltd., (Cayman Islands), 3M LIBOR + 7.25%, 9.60%, 01/20/2029	2,500,000	2,532,480
BlueMountain CLO 2016-3, Ltd., (Cayman Islands), 3M LIBOR + 6.85%, 9.19%, 11/15/2027	1,500,000	1,514,637
California Street CLO IX, L.P. 2012-9A, (Cayman Islands), 3M LIBOR + 7.18%, 9.52%, 10/16/2028	2,000,000	2,015,450
Canyon Capital CLO, Ltd., 144A (Cayman Islands), 3M LIBOR + 5.75%, 7.80%, 07/15/2031	750,000	737,212
Carlyle Global Market Strategies CLO 2012-4, Ltd., (Cayman Islands), 3M LIBOR + 7.51%, 9.86%, 01/20/2029	2,000,000	2,030,848
Crestline Denali CLO XV, Ltd., (Cayman Islands), 3M LIBOR + 7.35%, 9.70%, 04/20/2030	3,875,000	3,917,261
Denali Capital CLO XI, Ltd., 2015-1A D, (Cayman Islands), 3M LIBOR + 5.45%, 7.80%, 04/20/2027	1,000,000	990,301
Denali Capital CLO XI, Ltd., 2015-1A E, (Cayman Islands), 3M LIBOR + 5.95%, 8.30%, 04/20/2027	2,000,000	1,841,682
Denali Capital CLO XI, Ltd., 2015-1X D, (Cayman Islands), 3M LIBOR + 5.45%, 7.80%, 04/20/2027	460,000	455,538
Denali Capital CLO XII, Ltd., 144A (Cayman Islands), 3M LIBOR + 5.90%, 8.24%, 04/15/2031	5,000,000	5,003,695
Dryden XLIII Senior Loan Fund, (Cayman Islands), 3M LIBOR + 6.10%, 8.45%, 07/20/2029	4,000,000	3,988,152
Dryden XXVI Senior Loan Fund, (Cayman Islands), 3M LIBOR + 5.54%, 7.89%, 04/15/2029	2,000,000	1,974,798
Halcyon Loan Advisors Funding 2015-1, Ltd., (Cayman Islands), 3M LIBOR + 5.65%, 8.00%, 04/20/2027	750,000	750,648
Highbridge Loan Management 2013-2, Ltd., (Cayman Islands), 3M LIBOR + 8.25%, 10.60%, 10/20/2029	2,250,000	2,251,633
Highbridge Loan Management 2014-4, Ltd., (Cayman Islands), 3M LIBOR + 7.36%, 9.70%, 01/28/2030	2,000,000	1,972,046
ICG U.S. CLO 2018-2, Ltd., (Cayman Islands), 3M LIBOR + 5.75%, 8.09%, 07/22/2031 (e)	1,200,000	1,188,000
LCM XV, L.P., (Cayman Islands), 3M LIBOR + 6.50%, 8.86%, 07/20/2030	1,850,000	1,871,558
LCM XXIII, L.P., (Cayman Islands), 3M LIBOR + 7.05%, 9.40%, 10/20/2029	3,000,000	3,036,135
Magnetite XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 8.83%, 07/18/2028	4,000,000	3,999,756
Mountain Hawk III CLO, Ltd., (Cayman Islands), 3M LIBOR + 4.85%, 7.18%, 04/18/2025	2,000,000	1,890,704
Neuberger Berman CLO XVII, Ltd. 2014-17A, (Cayman Islands), 3M LIBOR + 6.55%, 8.90%, 04/22/2029	1,000,000	1,005,622
Northwoods Capital XII-B, Ltd., 3M LIBOR + 5.79%, 8.13%, 06/15/2031	2,000,000	1,937,604
Oaktree CLO 2014-1, (Cayman Islands), 3M LIBOR + 6.30%, 8.66%, 05/13/2029	5,000,000	5,011,125
Octagon Investment Partners XV, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 9.34%, 07/19/2030	1,500,000	1,520,935
Octagon Investment Partners XXVIII, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 8.84%, 10/24/2027	2,000,000	2,009,238
OHA Credit Partners VII, Ltd., (Cayman Islands), 3M LIBOR + 7.50%, 9.83%, 11/20/2027	2,850,000	2,880,321
OHA Credit Partners XI, Ltd., (Cayman Islands), 3M LIBOR + 8.10%, 10.45%, 10/20/2028	2,000,000	2,001,838
OZLM XI, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 9.34%, 10/30/2030	2,750,000	2,824,173
OZLM XIX, Ltd., (Cayman Islands), 3M LIBOR + 6.60%, 8.95%, 11/22/2030	2,000,000	2,026,094
Silver Creek CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 8.75%, 07/20/2030	1,000,000	1,003,704
Steele Creek CLO 2015-1, Ltd., (Cayman Islands), 3M LIBOR + 8.85%, 11.18%, 05/21/2029	3,000,000	2,997,951
Steele Creek CLO 2016-1, Ltd., (Cayman Islands), 3M LIBOR + 5.75%, 8.09%, 06/15/2031	3,000,000	2,949,000
TCI-Cent CLO 2016-1, Ltd., (Cayman Islands), 3M LIBOR + 6.75%, 9.09%, 12/21/2029	2,000,000	2,017,080
THL Credit Wind River 2015-2 CLO, Ltd., (Cayman Islands), 3M LIBOR + 7.80%, 10.14%, 10/15/2027	2,000,000	2,003,754
THL Credit Wind River 2016-2 CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.48%, 8.84%, 11/01/2028	1,750,000	1,759,905
Venture XXIV CLO, Ltd. 2016-24A, (Cayman Islands), 3M LIBOR + 6.72%, 9.07%, 10/20/2028	700,000	703,897
Venture XXVI CLO, Ltd. 2017-26A, (Cayman Islands), 3M LIBOR + 6.80%, 9.15%, 01/20/2029	1,000,000	1,009,820
Venture XXVII CLO, Ltd. 2017-27A, (Cayman Islands), 3M LIBOR + 6.35%, 8.70%, 07/20/2030	2,025,000	2,036,324
Venture XXVIII CLO, Ltd. 2017-28A, (Cayman Islands), 3M LIBOR + 6.16%, 8.51%, 10/20/2029	1,000,000	1,003,979
Venture XXVIII CLO, Ltd. 2017-28AX, (Cayman Islands), 3M LIBOR + 6.16%, 8.51%, 10/20/2029	3,000,000	3,011,937
Voya CLO 2017-3, Ltd., (Cayman Islands), 3M LIBOR + 6.20%, 8.55%, 07/20/2030	1,950,000	1,967,380
Wellfleet CLO 2016-2, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 9.35%, 10/20/2028	1,000,000	1,004,486
Wellfleet CLO 2017-2, Ltd., (Cayman Islands), 3M LIBOR + 6.75%, 9.10%, 10/20/2029	2,000,000	2,035,070
		109,749,634
Collateralized Loan Obligations - Equity 11.0%
Allegro CLO 2017-1A, Ltd., (Cayman Islands), 16.22%, 10/16/2030	2,000,000	1,883,908
Allegro CLO VIII, Ltd., (Cayman Islands), 11.30%, 07/15/2031 (e)(j)	3,500,000	2,983,750
AMMC CLO XXI, Ltd., (Cayman Islands), 12.79%, 11/02/2030	500,000	398,445
Atlas Senior Loan Fund III, Ltd., (Cayman Islands), 10.15%, 11/17/2027	1,800,000	870,763
Carlyle Global Market Strategies CLO 2013-4, Ltd., (Cayman Islands), 28.62%, 01/15/2031	1,259,000	808,492
Carlyle Global Market Strategies CLO 2017-3, Ltd., (Cayman Islands), 14.94%, 07/20/2029	1,750,000	1,481,924
Cedar Funding IV CLO, Ltd., (Cayman Islands), 21.73%, 07/23/2030	4,000,000	3,226,964

	Principal Amount	Value (a)
Collateralized Loan Obligations (c)(h)(k) (continued)
Collateralized Loan Obligations - Equity (continued)
Cedar Funding V CLO, Ltd., (Cayman Islands), 14.26%, 07/17/2031	$1,546,000	$1,490,324
Cedar Funding VI CLO, Ltd., (Cayman Islands), 11.52%, 10/20/2028	2,000,000	1,852,920
Cedar Funding VIII CLO, Ltd., (Cayman Islands), 12.25%, 10/17/2030	2,000,000	1,623,482
Crestline Denali CLO XVI, Ltd. 2018-1A, (Cayman Islands), 14.51%, 01/20/2030	2,000,000	1,791,934
Halcyon Loan Advisors Funding 2017-1, Ltd., (Cayman Islands), 12.63%, 06/25/2029	1,750,000	1,452,260
ICG U.S. CLO 2018-2, Ltd., (Cayman Islands), 11.30%, 07/22/2031 (e)	3,500,000	3,206,700
LCM XIII, L.P., (Cayman Islands), 7.17%, 01/19/2023	2,175,000	1,135,835
LCM XV, L.P., (Cayman Islands), 19.23%, 07/20/2030	5,875,000	2,967,339
LCM XXIII, L.P., (Cayman Islands), 10.06%10/20/2029	3,100,000	2,046,322
Madison Park Funding XII, Ltd., (Cayman Islands), 7.32%, 07/20/2026	4,000,000	2,808,820
Mariner CLO 2018-5, Ltd., (Cayman Islands), 11.30%, 04/25/2031	2,567,500	2,378,632
Oaktree CLO, Ltd. 2015-1A, (Cayman Islands), 24.29%, 10/20/2027	4,000,000	3,121,156
OHA Credit Partners VII, Ltd., (Cayman Islands), 11.14%, 11/20/2027	2,000,000	1,401,596
OZLM XIX, Ltd. 2017-19A, (Cayman Islands), 13.84%, 11/22/2030	2,440,000	2,013,996
OZLM XXI, Ltd. 2017-21A, (Cayman Islands), 15.63%, 01/20/2031	1,750,000	1,477,117
Vibrant CLO VI, Ltd., (Cayman Islands), 12.51%, 06/20/2029	1,500,000	1,270,022
Voya CLO 2017-2, (Cayman Islands), 12.90%, 06/07/2030	1,000,000	777,888
West CLO 2013-1, Ltd., (Cayman Islands), 0.00%, 11/07/2025	500,000	175,462
		44,646,051
Total Collateralized Loan Obligations (Cost: $150,782,241)		154,395,685

	Shares	Value (a)
Common Stocks 1.1% (k)
Energy: Oil & Gas 0.8%
Halcon Resources Corp. (i)	292,519	1,143,749
Templar Energy, LLC, Class A Common Equity (c)(i)	145,457	130,911
Templar Energy, LLC, Class A Preferred Equity (c)(e)(l)	235,016	2,145,700
		3,420,360
Services: Business 0.3%
Affinion Group Holdings, Inc. (i)	87,683	1,212,919
Total Common Stocks (Cost: $14,686,417)		4,633,279

Total Investments — 141.8% (Cost: $582,982,594)		$576,525,555
Liabilities in Excess of Other Assets - (41.8%)		(169,939,327)
Net Assets - 100.0%		$406,586,228

Footnotes:

(a)    Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. All investments are in United States enterprises unless otherwise noted.

(b)    Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rates in this schedule represent the “all-in” rate as of July 31, 2018.

(c)     Investments categorized as a significant unobservable input (Level 3) (See Note 3 of the Notes to Schedule of Investments).

(d)    This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(e)     Security valued at fair value using methods determined in good faith by or under the direction of the board of directors.

(f)      As of July 31, 2018, Ares Dynamic Credit Allocation Fund, Inc. (the “Fund”) had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. See Note 2 of the Notes to Schedule of Investments for further information on revolving and delayed draw loan commitments.

Unfunded security	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
Radiology Partners, Inc.	$557,709	$—	$557,709
St. George’s University Scholastic Services, LLC	1,077,053	—	1,077,053
Total	$1,634,762	$—	$1,634,762

(g)     Variable rate coupon rate shown as of July 31, 2018.

(h)    Collateralized Loan Obligations are all issued as 144A securities.

(i)        Non-income producing security as of July 31, 2018.

(j)       When-Issued or delayed delivery security based on typical market settlement convention for such security.

(k)    All of the Fund’s Senior Loans, Collateralized Loan Obligations, Common Stocks and Corporate Bonds issued as 144A, which as of July 31, 2018 represented 109.4% of the Fund’s net assets or 72.6% of the Fund’s total assets, are subject to legal restrictions on sales.

(l)        Payment-in-kind security, which may pay interest/dividends in additional par/shares.

As of July 31, 2018, the aggregate cost of securities for Federal income tax purposes was $583,141,892.

Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$10,943,775
Gross unrealized depreciation	(17,560,112)
Net unrealized depreciation	$(6,616,337)

Abbreviations:

144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CLO Collateralized Loan Obligation

Currencies:

€ Euro Currency

£ British Pounds

$ U.S. Dollars

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

July 31, 2018 (Unaudited)

(1)   Organization

Ares Dynamic Credit Allocation Fund, Inc. (NYSE: ARDC) (“ARDC” or “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end, management investment company, and intends to qualify each year to be treated as a Regulated Investment Company (“RIC”), under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund operates as a diversified investment company under the Investment Company Act. The Fund commenced operations on November 27, 2012. Ares Capital Management II LLC (the “Adviser”) was registered as a Registered Investment Adviser with the SEC on June 9, 2011 and serves as the investment adviser to the Fund.

Investment Objective and Policies

The Fund’s investment objective is to seek an attractive risk adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) senior secured loans (“Senior Loans”) made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds (“Corporate Bonds”) that are primarily high yield issues rated below investment grade, (iii) other fixed-income instruments of a similar nature that may be represented by derivatives, and (iv) securities issued by entities commonly referred to as collateralized loan obligations (“CLOs”) and other asset-backed securities. The Fund’s investments in CLOs may include investments in subordinated tranches of CLO securities. The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio. Under normal market conditions, the Fund will not invest more than (i) 40% of its Managed Assets in CLOs and other asset-backed securities, or (ii) 10% of its Managed Assets in subordinated (or residual) tranches of CLO securities. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.

(2)   Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared on an accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Adviser makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and such differences may be material.

Investments Valuation

All investments in securities are recorded at their fair value, as described in Note 3.

Commitments and Contingencies

In the normal course of business, the Fund’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund’s custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

July 31, 2018 (Unaudited)

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the financial statements and reflected as an adjustment to the fair value of the related security in the Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded. As of July 31, 2018, the value of loans disclosed in the Schedule of Investments does not include unfunded commitments, which total $1,634,762.

Discounts and Premiums

Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. The adjusted cost of investments represents the original cost adjusted for payment-in-kind (“PIK”) interest and the accretion of discounts and amortization of premiums.

Investment Transactions

Investment transactions are accounted for on the trade date.

Foreign Currency Transactions

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments in the Statements of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

July 31, 2018 (Unaudited)

(3)   Investments

Fair Value Measurements

The Fund follows the provisions of ASC 820, Fair Value Measurements and Disclosures under U.S. GAAP, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework, which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. ASC 820 defines “fair value” as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchal disclosure framework establishes a three-tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access

• Level 2 — Valuations based on quoted prices in markets that are not active or which all significant inputs are observable either directly or indirectly

• Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement

In addition to using the above inputs in investment valuations, the Fund continues to employ a valuation policy that is consistent with the provisions of ASC 820. Consistent with its valuation policy, the Fund evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Fund’s valuation policy considers the fact that because there may not be a readily available market value for the investments in the Fund’s portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The investments classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

July 31, 2018 (Unaudited)

information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Bank loans and corporate debts: The fair value of bank loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of CLOs is estimated based on various valuation models from third-party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$102,868,889	$35,883,314	$138,752,203
Corporate Bonds	—	278,744,388	—	278,744,388
Collateralized Loan Obligations	—	—	154,395,685	154,395,685
Common Stock	1,143,749	1,212,919	2,276,611	4,633,279
Total Investments	$1,143,749	$382,826,196	$192,555,610	$576,525,555

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

July 31, 2018 (Unaudited)

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the nine months ended July 31, 2018:

		Collateralized
	Senior Loans	Loan Obligations	Common Stock	Warrants	Total
Balance as of October 31, 2017	$13,356,837	$147,531,396	$2,384,970	$2,146	$163,275,349
Purchases (a)	20,578,729	55,801,321	180,670	—	76,560,720
Sales (b)	(3,518,852)	(48,764,110)	—	(94)	(52,283,056)
Net realized and unrealized gain/ (loss)	74,575	(425,919)	(289,029)	(2,052)	(642,425)
Net accrued discounts	18,177	252,997	—	—	271,174
Transfers in to Level 3	8,136,093	—	—	—	8,136,093
Transfers out of Level 3	(2,762,245)	—	—	—	(2,762,245)
Balance as of July 31, 2018	$35,883,314	$154,395,685	$2,276,611	$—	$192,555,610

Net change in unrealized appreciation/(depreciation) from Investments held as of July 31, 2018	$109,231	$(817,012)	$(289,029)	$—	$(1,050,820)

(a)  Purchases include PIK interest and securities received from restructure.

(b)  Sales include principal redemptions.

Investments were transferred into and out of Level 3 and into and out of Level 2 during the period ended July 31, 2018 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by the Adviser.

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation techniques used by the Adviser to measure fair value as of July 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

Assets	Fair Value	Valuation Technique	Unobservable Inputs	Range
Investments in securities
Senior Loans	$34,746,620	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Senior Loans	1,136,694	Other	Expected proceeds	$100
Collateralized Loan Obligations	147,017,235	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Collateralized Loan Obligations	7,378,450	Other	Recent Transaction Price	$85.25-$99
Common Stock	130,911	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Common Stock	2,145,700	Market Approach (Other)	Other	$9.13
Total Level 3 Investments	$192,555,610

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q

Exhibit NO.	Description of Exhibit

3 (a) (1)	Certification of Principal Executive Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Dynamic Credit Allocation Fund, Inc.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
President and Chief Executive Officer

Date: September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
President and Chief Executive Officer

Date: September 24, 2018

By:	/s/ Scott Lem
Scott Lem
Chief Financial Officer

Date: September 24, 2018